Components of Deferred Tax Liabilities Assets (Detail) (USD $) In Millions, unless otherwise specified	Jun. 29, 2013	Jun. 30, 2012
Income Taxes [Line Items]
Pension liability	$ 52	$ 73
Employee benefits	90	113
Nondeductible reserves	54	63
Net operating loss and other tax carryforwards	51	49
Other	28	16
Gross deferred tax (assets)	275	314
Less valuation allowances	58	60
Net deferred tax (assets)	217	254
Property, plant and equipment	93	69
Intangibles	33	35
Unrepatriated earnings		623
Deferred tax liabilities	126	104
Total net deferred tax (assets) liabilities	$ 91	$ 150